Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Jacqueline E. Shea, Ph.D.[1] ($)	Compensation Actually Paid to Jacqueline E. Shea, Ph.D.[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]	Net Loss ($ Millions)
					TSR ($)
(a)	(c)	(c)	(d)	(e)	(f)	(h)

2025	1,587,155	1,461,148	872,160	833,484	9.29	(85)
2024	2,050,669	904,044	988,739	499,492	9.78	(107)
2023	2,438,908	1,146,269	1,152,984	725,423	32.69	(135)

Named Executive Officers, Footnote	Dr. Shea has served as our PEO for all periods presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Peter D. Kies	Peter D. Kies	Peter D. Kies
Laurent M. Humeau, Ph.D.	Michael Sumner, M.D.	Michael Sumner, M.D.

Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Summary Compensation Table Total for Jacqueline E. Shea, Ph.D. ($)	Exclusion of Stock Awards and Option Awards for Jacqueline E. Shea, Ph.D. ($)	Inclusion of Equity Values for Jacqueline E. Shea, Ph.D. ($)	Compensation Actually Paid to Jacqueline E. Shea, Ph.D. ($)

2025	1,587,155	(698,056)	572,049	1,461,148
2024	2,050,669	(966,796)	(179,829)	904,044
2023	2,438,908	(1,304,872)	12,233	1,146,269

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jacqueline E. Shea, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jacqueline E. Shea, Ph.D. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jacqueline E. Shea, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jacqueline E. Shea, Ph.D. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jacqueline E. Shea, Ph.D. ($)	Total - Inclusion of Equity Values for Jacqueline E. Shea, Ph.D. ($)

2025	505,777	(11,752)	68,381	9,643	—	572,049
2024	186,973	(424,136)	113,358	(56,024)	—	(179,829)
2023	558,517	(572,726)	196,121	(169,679)	—	12,233

Non-PEO NEO Average Total Compensation Amount	$ 872,160	$ 988,739	$ 1,152,984
Non-PEO NEO Average Compensation Actually Paid Amount	$ 833,484	499,492	725,423
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	872,160	(246,283)	207,607	833,484
2024	988,739	(267,928)	(221,319)	499,492
2023	1,152,984	(350,845)	(76,716)	725,423

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	176,314	(3,804)	26,521	8,576	—	207,607
2024	58,098	(247,419)	30,482	(62,480)	—	(221,319)
2023	150,171	(218,354)	52,732	(61,265)	—	(76,716)

Total Shareholder Return Amount	$ 9.29	9.78	32.69
Net Income (Loss)	$ (85,000,000)	$ (107,000,000)	(135,000,000)
PEO Name	Dr. Shea	Dr. Shea
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total for the applicable year with certain adjustments as described in footnote 3 below. The Compensation Committee did not consider Compensation Actually Paid or other disclosure below in making its pay decisions for any of the years shown.Assumes $100 was invested in common stock of the Company for the period starting December 31, 2022, through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.
Jacqueline E. Shea, Ph.D [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,587,155	$ 2,050,669	2,438,908
PEO Actually Paid Compensation Amount	1,461,148	904,044	$ 1,146,269
PEO Name			Dr. Shea
PEO | Jacqueline E. Shea, Ph.D [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(698,056)	(966,796)	$ (1,304,872)
PEO | Jacqueline E. Shea, Ph.D [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	572,049	(179,829)	12,233
PEO | Jacqueline E. Shea, Ph.D [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	505,777	186,973	558,517
PEO | Jacqueline E. Shea, Ph.D [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,752)	(424,136)	(572,726)
PEO | Jacqueline E. Shea, Ph.D [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,381	113,358	196,121
PEO | Jacqueline E. Shea, Ph.D [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,643	(56,024)	(169,679)
PEO | Jacqueline E. Shea, Ph.D [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(246,283)	(267,928)	(350,845)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,607	(221,319)	(76,716)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	176,314	58,098	150,171
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,804)	(247,419)	(218,354)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,521	30,482	52,732
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,576	(62,480)	(61,265)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0